Intangible Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012 Computer software [Member]	Dec. 31, 2011 Computer software [Member]	Dec. 31, 2010 Computer software [Member]	Jul. 31, 2011 Domain name use right [Member]	Dec. 31, 2012 Domain name use right [Member]	Dec. 31, 2011 Domain name use right [Member]	Dec. 31, 2012 Intangible assets arising from business combination [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years				10 years
Amortization expense	$ 223	$ 132	$ 56		$ 155	$ 78	$ 605
Consideration for intangible assets				$ 1,550
Period before next renewal				10 years